Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
35.
SUBSEQUENT EVENTS

Advance payment CDE

On February 9, 2024, Cemig D signed an agreement, with Banco Safra, for assignment of receivables without co-obligation, for advance payment of three installments of receivables from the CDE becoming due over the period March–May 2024, each in the amount of R$101, totaling R$304. The total received on February 9, 2024 was R$297. The payments to Banco Safra will be made as and when the funds originating from the CCEE are received by Cemig D.

Debenture issue

On March 13, 2024 the Company published notice to the market of the start of public offering for distribution of its tenth debenture issue, comprising two million unsecured non-convertible debentures without asset guarantee, in up to two series, with nominal unit value of one thousand Reais, comprising total value of two billion Reais, to be carried out in accordance with CVM regulations.

On March 15, 2024, the Company concluded the financial settlement of its 10th debenture issue, in two series, with a surety guarantee from Cemig. Two million debentures were issued, characterized as ‘sustainable ESG debentures’, with total value of two billion Reais, which were subscribed as follows:

Series	Quantity	Amount	Remuneration	Maturity	Amortization
First Series	400,000	R$400,000,000.00	CDI + 0.80%	5 years	48th and 60th months
Second Series	1,600,000	R$1,600,000,000.00	IPCA + 6.1469%	10 years	96th, 108th and 120th months

Cemig D’s net proceeds from the issue will be allocated to replenishment of its cash position, including, but not limited to, operations, and reimbursement of prior expenditure, including on investments, already made in projects involving social and environmental issues.

We note, additionally, that Fitch Ratings allocates a credit risk of AA+(bra) to this Issue.

Social capital increase - Proposal by Management

Considering that on December 31, 2023 the share capital was R$11,007 and the balance of profit reserves, excluding the Tax Incentives Reserve and the Future Earnings Reserve, was R$11,993, exceeding the share capital by R$986, the Board of Directors declared at the Annual General Meeting (AGM), held on April 29, 2024, to increase the share capital, in accordance with Article 199 of the Corporate Law of 1976 (Law 6,404/76).

The approval of capital increase by capitalization of the balance of R$1,857 of the Capital Reserve, and R$1,445 from the Retained Earnings Reserve, by issuance of a stock bonus of 660,411,207 new shares, with par value of R$5.00 (as specified by the by-laws), of which 220,754,287 will be common shares and 439,656,920 will be preferred shares – increasing the share capital from R$11,007 to R$14,309.

Interest on Equity

On March 21, 2024, the Board of Directors approved declaration of Interest on Equity for the 2024 business year, in the amount of R$386, to be paid in two equal installments, by June 30 and by December 30, 2025, to stockholders whose names were on the Company’s Nominal Share Registry on March 26, 2024.

The Executive Board is responsible for determining the locations and processes of payment and posting the amounts of Interest on Equity as on account of the mandatory dividend for the 2024 business year, approved in a General Meeting of Stockholders held on April 29, 2024.

Disposal of the equity interest held in Aliança Energia

On March 27, 2024, a wholly-owned subsidiary of Cemig, approved and executed a contract for the disposal of its direct equity interest of 45% in the share capital of Aliança Energia S.A. ('Aliança') to Vale S.A. ('Vale'). The effectiveness of the contract is subject to the approval of the transaction by the Company's Extraordinary Shareholders Meeting and compliance with conditions precedent ('CP') that are common for this type of transaction, among which approval from the Brazilian Antitrust Authority ('CADE') and the Brazilian Electricity Regulatory Agency ('ANEEL'). The cost of the transaction is R$2,700 million, with a base date of June 30, 2023, restated by the CDI rate from that date up to the date prior to the actual closing of the transaction.

Thus, in March 2024 the assets were transferred to Current assets held for sale, in accordance with the terms of IFRS 5.

Initiates process for the Onerous Transfer of four SHPs/HPPs

On April 01, 2024, a wholly-owned subsidiary of Cemig and Cemig published a notice for an in-person public auction, to be carried out by B3, aimed at the Onerous Transfer of the Right to Operate the Electric Power Generation Services of four SHPs/HPPs, comprising one SHP from Cemig GT and three HPPs of its wholly-owned subsidiaries Cemig Geração Leste S.A., Cemig Geração Oeste S.A., and Cemig Geração Sul S.A. The minimum value for the single batch of the power plants is R$29, and the auction is expected to occur on July 03, 2024, according to the schedule outlined in the Notice.